Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Income taxes benefit, percentage	51.00%
Exclusive option agreement term	10 years
Operating segments	2	2	1
Operating business	2
Fair value of warrants (in Dollars)	$ (65,576)	$ (275,055)	$ (282,232)
Fair value of warrants
Accounts receivables (in Dollars)	$ 112,232
Accrued inventory (in Dollars)	336,643	0
Asset Impairment Charges (in Dollars)	69,566
Equity investments (in Dollars)	$ 412,707
Property and equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value rate, percentage	5.00%
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value of warrants (in Dollars)	$ 27,339
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income taxes benefit, percentage	50.00%
Hunan MYT [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fee, Percentage	100.00%
39Pu [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fee, Percentage	51.00%
BTB Qingdao [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fee, Percentage	100.00%
Shanghai MYT [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fee, Percentage	100.00%
VIEs [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fee, Percentage	51.00%
Registered direct offering warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value of warrants (in Dollars)	$ 38,237
Intangible assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value rate, percentage	5.00%
WFOEs’ [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exclusive option agreement term	10 years
Hunan MYT [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating segments	2
BTB Hunan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating segments		2